Bank Loans (Details)	Dec. 31, 2021	Jun. 30, 2021	Feb. 04, 2021 USD ($)	Feb. 04, 2021 CNY (¥)
Bank Loans [Abstract]
Interest rate outstanding	4.80%	5.58%
Effective interest rate	4.75%	7.21%
Total loan recieved			$ 1,548,491	¥ 10,000,000
Receivables due from customers			$ 2,013,038	¥ 13,000,000